REVENUE AND COST OF SALES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
REVENUE AND COST OF SALES
Concentrate Sales	$ 21,941	$ 14,346	$ 37,702	$ 27,020
Provisional Pricing Adjustments	(136)	441	2,939	160
Total Revenue	$ 21,805	$ 14,787	$ 40,641	$ 27,180